Security Equity Fund
One Security Benefit Place
Topeka, Kansas 66636-0001

Supplement Dated October 22, 2009
to Prospectus Dated February 1, 2009

Effective October 1, 2009, the Prospectus is updated by deleting the portion of the Fees and Expenses of the Funds table regarding Small Cap Value Fund (the "Fund") on page 35 and the Expense Example regarding the Fund on pages 36-37 and replacing it with the following in order to reflect an expense limitation/fee waiver agreement that is in place:

	Class A	Class B	Class C
SMALL CAP VALUE FUND[3]
Management fee	1.00%	N/A	1.00%
Distribution (12b-1) fees	0.25%	N/A	1.00%
Other expenses	4.85%	N/A	4.88%
Total annual fund operating expenses	6.10%	N/A	6.88%
Fee reduction[2]	(4.80)%	N/A	(4.83)%
Net expenses	1.30%	N/A	2.05%
  The Fund's Investment Manager has contractually agreed through January 31, 2010 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Large Cap Value, All Cap Value, Alpha Opportunity, and Select 25 Funds to the indicated annual percentages of average daily net assets: 1.25% of Large Cap Value Class A shares; 2.00% of Large Cap Value Class B and C shares; 1.35% of All Cap Value Class A shares; 2.10% of All Cap Value Class C shares; 1.95% of Alpha Opportunity Class A shares; 2.70% of Alpha Opportunity Class B and C shares; 1.35% of Select 25 Class A shares; and 2.10% of Select 25 Class B and C shares. The Fund's Investment Manager has contractually agreed through January 31, 2011 to waive fees and/or reimburse Fund expenses necessary to limit the ordinary Operating Expenses of Small Cap Value Fund to the indicated annual percentage of average daily net assets: and 1.30% of Small Cap Value Class A shares; 2.05% of Small Cap Value Class C shares. The Net expenses shown above for Security Large Cap Value Fund and Security Select 25 Fund are one basis point (0.01%) higher than the cap provided under the expense limitation agreement because acquired fund fees and expenses are excluded from the calculation. The Investment Manager is entitled to reimbursement by a Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized Operating Expenses are less than the indicated percentages.

  All Cap Value and Small Cap Value Funds only offer Class A and C shares in this prospectus. Other expenses for All Cap Value and Small Cap Value Funds Class A and C shares are based on estimates for the current fiscal year.

Expense Example*

You would pay the following expenses if you redeemed your shares at the end of each period.

Class A	1 Year	3 Years	5 Years	10 Years
Small Cap Value Fund	$700	$963	$2,232	$5,282

Class C	1 Year	3 Years	5 Years	10 Years
Small Cap Value Fund	$308	$643	$2,116	$5,564

You would pay the following expenses if you did not redeem your shares.

Class A	1 Year	3 Years	5 Years	10 Years
Small Cap Value Fund	$700	$963	$2,232	$5,282

Class C	1 Year	3 Years	5 Years	10 Years
Small Cap Value Fund	$208	$643	$2,116	$5,564

*The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Please Retain This Supplement for Future Reference

Security Equity Fund
One Security Benefit Place
Topeka, Kansas 66636-0001

Supplement Dated October 22, 2009
to Prospectus Dated February 1, 2009

Effective October 1, 2009, the Prospectus is updated by deleting the portion of the Fees and Expenses of the Funds table regarding All Cap Value Institutional Fund, Global Institutional Fund, Mid Cap Value Institutional Fund and Small Cap Value Institutional Fund (the "Funds") on pages 18-19 and the Expense Example regarding the Funds on page 19 and replacing it with the following in order to reflect an expense limitation/fee waiver agreement that is in place:

ANNUAL FUND OPERATING EXPENSES[1]

Expenses that are deducted from Fund assets.

ALL CAP VALUE INSTITUTIONAL FUND
Management fee	0.70%
Distribution (12b-1) fees	None
Other expenses	0.55%
Total annual fund operating expenses	1.25%
Fee reduction[2]	(0.15)%
Net expenses	1.10%
GLOBAL INSTITUTIONAL FUND
Management fee	1.00%
Distribution (12b-1) fees	None
Other expenses	0.97%
Total annual fund operating expenses	1.97%
Fee reduction[2]	(0.97)%
Net expenses	1.00%
MID CAP VALUE INSTITUTIONAL FUND
Management fee	0.75%
Distribution (12b-1) fees	None
Other expenses	0.44%
Total annual fund operating expenses	1.19%
Fee reduction[2]	(0.29)%
Net expenses	0.90%
SMALL CAP VALUE INSTITUTIONAL FUND
Management fee	1.00%
Distribution (12b-1) fees	None
Other expenses	4.90%
Total annual fund operating expenses	5.90%
Fee reduction[2]	(4.85)%
Net expenses	1.05%
  Other Expenses are based on estimates for the current fiscal year.

  The Fund's Investment Manager has contractually agreed through January 31, 2010 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of Large Cap Value Institutional Fund, All Cap Value Institutional Fund, Alpha Opportunity Institutional Fund, and Mid Cap Value Institutional to the indicated annual percentages of average daily net assets: 0.98%, 1.10%, 1.70%, and 0.90%, respectively. The Fund's Investment Manager has contractually agreed through January 31, 2011 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary Operating Expenses of Small Cap Value Institutional Fund and Global Institutional Fund to the indicated annual percentages of average daily net assets: 1.05% and 1.00%, respectively. The Investment Manager is entitled to reimbursement by a Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized Operating Expenses are less than the indicated percentages.

Expense Example

	1 Year	3 Years
All Cap Value Institutional Fund	$112	$350
Global Institutional Fund	102	318
Mid Cap Value Institutional Fund	92	287
Small Cap Value Institutional Fund	107	334
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Please Retain This Supplement for Future Reference